Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 26,781,000	$ 1,000
Residential mortgage-backed securities, at fair value ($1,819,089 pledged as collateral, at fair value)	1,918,832,000
Investment related receivables	102,336,000
Accrued interest receivable	7,076,000
Due from counterparties	8,000,000
Derivative assets, at fair value	1,283,000
Other assets	552,000
Total Assets	2,064,860,000	1,000
Liabilities:
Borrowings under repurchase agreements	1,736,493,000
Investment related payables	106,019,000
Accrued interest payable	1,000,000
Due to counterparties	4,309,000
Derivative liability, at fair value	6,327,000
Accounts payable and accrued expenses	433,000
Payable to related party	1,607,000
Total Liabilities	1,856,188,000
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.01 par value, 500,000,000 and 100,000 shares authorized, 10,343,944 and 100 shares issued and outstanding, respectively	103,000
Preferred stock, $0.01 par value, 100,000,000 shares authorized and no shares outstanding
Additional paid-in capital	204,308,000	1,000
Retained earnings	4,261,000
Total Stockholders' Equity	208,672,000	1,000
Total Liabilities and Stockholders' Equity	$ 2,064,860,000	$ 1,000